Significant Accounting Policies - Potential Acquisition of HzO and Forge Nano de-SPAC (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025
Significant Accounting Policies
Deposits		$ 2,993		$ 2,922	$ 5,189
Rent expense		4,779	$ 2,478	$ 7,358	$ 762
PIPE capital commitment from a single investor	$ 100,000
Trust account	$ 240,000
Redemption rate (in percent)	100.00%
Target series D equity financing						$ 100,000
Pledges in the PIPE round		$ 123,000
HZO, INC
Significant Accounting Policies
Voting equity interest acquired, percentage		100.00%
Consideration transferred		$ 55,000